Employee benefits - Underfunded pension plans - Assets by category (Details) - Underfunded pension plans - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets by category
Cash and cash equivalents	$ 102	$ 56
Equity securities	1,565	1,411
Real estate	5	55
Loans to participants	2	3
Others	179	167
Total	3,991	3,726
Level 1
Assets by category
Equity securities	1,565	1,409
Others		2
Total	1,735	1,618
Level 2
Assets by category
Cash and cash equivalents	102	56
Equity securities		2
Total	1,819	1,673
Level 3
Assets by category
Real estate	5	55
Loans to participants	2	3
Others	179	165
Total	437	435
Corporate
Assets by category
Debt securities	519	507
Corporate | Level 2
Assets by category
Debt securities	519	507
Government
Assets by category
Debt securities	822	790
Government | Level 1
Assets by category
Debt securities	132	156
Government | Level 2
Assets by category
Debt securities	690	634
Fixed income
Assets by category
Investments funds	194	388
Fixed income | Level 1
Assets by category
Investments funds	36	49
Fixed income | Level 2
Assets by category
Investments funds	158	339
Investments in equity securities
Assets by category
Investments funds	351	137
Investments in equity securities | Level 1
Assets by category
Investments funds	1	2
Investments in equity securities | Level 2
Assets by category
Investments funds	350	135
Private Equity funds
Assets by category
Structured investments	250	212
Private Equity funds | Level 3
Assets by category
Structured investments	$ 250	$ 212